Note 5 - Goodwill and Other Intangible Assets (Details Textual) $ in Thousands		3 Months Ended	12 Months Ended
	Oct. 01, 2025	Dec. 31, 2024 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Goodwill, Acquired During Period			$ 3,809	$ 182,905
Goodwill, Impaired, Accumulated Impairment Loss			137,500
Number of Reporting Units	4
Goodwill, Impairment Loss		$ 0
Amortization of Intangible Assets			14,800	6,500	$ 4,700
Impairment of Intangible Assets (Excluding Goodwill)			0	400	$ 0
Trademarks [Member]
Impairment of Intangible Assets (Excluding Goodwill)			$ 0	$ 400
Minimum [Member]
Finite-Lived Intangible Asset, Useful Life (Year)			1 year
Minimum [Member] | Intangible Assets Excluding Trademarks [Member]
Finite-Lived Intangible Asset, Useful Life (Year)			1 year
Maximum [Member]
Finite-Lived Intangible Asset, Useful Life (Year)			17 years
Maximum [Member] | Intangible Assets Excluding Trademarks [Member]
Finite-Lived Intangible Asset, Useful Life (Year)			17 years